Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)	$ (1,241,443)	$ (1,282,998)	$ (5,042,183)	$ (2,806,184)	$ (4,177,050)		$ (506,113)
Accumulated Deficit	(9,140,795)	(2,727,746)	(9,140,795)	(2,727,746)	(4,098,612)	[1]	78,438
Cash and Cash Equivalents	4,210	3,574	4,210	3,574	147,364		795,914	321,216
Direct costs	639,071	334,157	1,008,742	876,090	1,249,522		1,228,722
Revenues	2,076,532	2,458,998	4,899,943	6,869,255	8,809,668		7,622,477
Percentage of tax benefit likely of being realized upon ultimate settlement			50.00%
Unrecognized revenue	37,100,000		37,100,000
Research and development, expense recognition within first two years			50.00%		50.00%
Research and development, expense recognition after two years			50.00%		50.00%
Settlement On Accounts Receivable					1,301,000
Originally Reported in 8-K/A 15-Apr-11
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)		223,163		2,451,763			5,813,450
Accumulated Deficit		16,138,091		16,138,091	(4,491,740)	[1]	13,686,328
Research and Development Expense
Summary Of Significant Accounting Policies [Line Items]
Record retention and maintenance requirement period			10 years
Derivative Liabilities
Summary Of Significant Accounting Policies [Line Items]
Warrants classified as derivative liabilities			1,158,981
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate			88.00%		88.00%
Extended collection periods			4 years		45 days
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate			40.00%		40.00%
Extended collection periods			45 days		4 years
Physician Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	1.00%		1.00%		1.00%
Late payment fee percentage applied to outstanding balance					20.00%
Physician Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Distributor Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	30.00%		30.00%		40.00%
Late payment fee percentage applied to outstanding balance					20.00%
Distributor Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Physician Managed Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	46.00%		46.00%		48.00%
Late payment fee percentage applied to outstanding balance					20.00%
Physician Managed Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Hybrid Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	13.00%		13.00%		11.00%
Late payment fee percentage applied to outstanding balance					20.00%
Hybrid Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Physician Managed and Hybrid model
Summary Of Significant Accounting Policies [Line Items]
Amount of invoice issued but not recognized as revenue or accounts receivable	10,035,444	12,588,458	10,035,444	12,588,458	16,160,000		1,570,000
Direct costs			1,008,742	876,090	1,249,522		1,228,722
Revenues			2,892,866	3,581,067	4,937,529		3,134,775
Amount of contractual receivables	$ 37,106,714		$ 37,106,714		$ 33,767,275		$ 22,937,666
Computer Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			5 years		5 years
Computer Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			3 years		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			7 years		7 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			5 years		5 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			15 years		15 years
Patents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			20 years		20 years
Patents | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			15 years		15 years
Internally Developed Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			5 years		5 years
Internally Developed Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			3 years		3 years

[1]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.